Interest Rate Benchmark Reform - Summary Of Financial Instruments Yet To Be Transitioned To An Alternative Benchmark Rate (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024	Mar. 31, 2023
Hedging instrument [member] | Interest rate benchmark reform [member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Notional amount		¥ 4,716